SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Operating Loss Carryforwards			$ (790,942)	$ (1,011,212)
Effective Tax rate			21.00%	21.00%	21.00%
Income tax expenses(benefit)			$ (166,098)
Less: Valuation Allowance			166,098	$ 212,355	$ 167,310
Income tax expenses(benefit)
Deferred tax assets			886,846	720,748	508,393
Valuation allowance			(886,846)	(720,748)	(508,393)
Net deferred tax assets
Revision of Prior Period, Adjustment [Member]
Effective Tax rate				21.00%
Income tax expenses(benefit)				$ (212,355)
Less: Valuation Allowance				212,355
Income tax expenses(benefit)
Deferred tax assets				720,748
Valuation allowance				(720,748)
Net deferred tax assets